Asbestos - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2024 AUD ($)
Schedule Of Asbestos Claims [Line Items]
Secured standby loan facility maximum borrowing capacity	$ 208.3						$ 320.0
Restricted Cash and Investments
Schedule Of Asbestos Claims [Line Items]
Payment received in accordance with AFFA	$ 91.8	$ 137.5	$ 109.6	$ 158.8	$ 248.5	$ 328.2
Central Estimate – Discounted and Inflated
Schedule Of Asbestos Claims [Line Items]
Discounted actuarial estimate, potential period shift	2 years	2 years
Discounted actuarial estimate, potential percent increase	20.00%						20.00%